UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number:
811-05742
Name of Fund:
BlackRock FundsSM
BlackRock Sustainable Advantage Large Cap Core Fund

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809
Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock FundsSM, 50 Hudson Yards, New York, NY 10001
Registrant's telephone number, including area code:
(800) 441-7762
Date of fiscal year end:
5/31/2024
Date of reporting period:
5/31/2024
Item 1 — Report to Stockholders
(a) The Report to Shareholders is attached herewith
(b) Not Applicable

BlackRock Sustainable Advantage Large Cap Core Fund
Institutional Shares | BIRIX
Annual Shareholder Report — May 31, 2024

This annual shareholder report contains important information about BlackRock Sustainable Advantage Large Cap Core Fund (the “Fund”) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$55	0.48%
How did the Fund perform last year?
  Equities produced strong performance behind resilient economic data and excitement about innovation in information technology and healthcare.
  Market performance was also characterized by shifting views between hopes for a soft landing in the economy and concerns that interest rates would need to stay higher for longer.
What contributed to performance?
The Fund’s performance was driven by stock selection insights that identified and capitalized on the dominant trends during the reporting period. These insights initially aligned with expectations for a soft landing throughout 2023 while continuing to motivate positioning across the artificial intelligence (“A.I.”) and GLP-1 weight loss themes. More broadly, sentiment measures identifying trends in analyst and executive comments, as well as macro thematic insights measuring hiring trends and business-to-business invoicing, were key performance drivers.
Fundamental measures also contributed, with both quality and valuation measures helping results as the markets increasingly discerned A.I. winners and losers. Insights designed to evaluate the sustainability of companies’ growth and ability to source financing contributed. Select nontraditional measures of quality, such as environmental, social and governance (“ESG”) insights with a focus on hiring practices, also added value. Concern about the regional banking sector was another market theme where the Fund was correctly positioned, as quality measures identified the challenges associated with stocks exposed to the weakening commercial real estate sector.
What detracted from performance?
Despite the Fund’s strong gains, select stock selection measures struggled. Sustainability-related metrics with a focus on environmental efficiency lagged, as did measures related to employee satisfaction. Measures designed to capture consumer intent also detracted, although sentiment measures contributed in the aggregate. Alternative data insights evaluating mobile app usage and product trends detracted, as well.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: October 5, 2015 through May 31, 2024
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	Since Inception
Institutional Shares	29.27%	15.76%	13.98%
Russell 1000® Index	28.01	15.42	13.70
Key Fund statistics
Net Assets	$840,269,547
Number of Portfolio Holdings	204
Net Investment Advisory Fees	$4,108,295
Portfolio Turnover Rate	108%
The Fund commenced operations on October 5, 2015.
Performance shown prior to December 1, 2021, is that of the Fund when it followed a different investment objective and different investment strategies under the name BlackRock Advantage ESG U.S. Equity Fund.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of May 31, 2024)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	30.0%
Health Care	12.8
Financials	12.5
Consumer Discretionary	10.9
Industrials	10.4
Communication Services	9.9
Consumer Staples	4.8
Energy	2.8
Real Estate	2.2
Utilities	1.7
Materials	1.5
Short-Term Securities	0.5
Liabilities in Excess of Other Assets	(—)(b)
Ten largest holdings
Security(c)	Percent of Net Assets
Microsoft Corp.	7.4%
Apple, Inc.	6.4
NVIDIA Corp.	6.0
Amazon.com, Inc.	4.3
Alphabet, Inc., Class A	3.1
Eli Lilly & Co.	2.0
Mastercard, Inc., Class A	1.9
Meta Platforms, Inc., Class A	1.8
Alphabet, Inc., Class C	1.8
Home Depot, Inc.	1.8
(a)	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.
(b)	Rounds to greater than (0.1)%.
(c)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved.  BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Sustainable Advantage Large Cap Core Fund
Institutional Shares | BIRIX
Annual Shareholder Report — May 31, 2024
BIRIX-05/24-AR

BlackRock Sustainable Advantage Large Cap Core Fund
Investor A Shares | BIRAX
Annual Shareholder Report — May 31, 2024

This annual shareholder report contains important information about BlackRock Sustainable Advantage Large Cap Core Fund (the “Fund”) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$84	0.73%
How did the Fund perform last year?
  Equities produced strong performance behind resilient economic data and excitement about innovation in information technology and healthcare.
  Market performance was also characterized by shifting views between hopes for a soft landing in the economy and concerns that interest rates would need to stay higher for longer.
What contributed to performance?
The Fund’s performance was driven by stock selection insights that identified and capitalized on the dominant trends during the reporting period. These insights initially aligned with expectations for a soft landing throughout 2023 while continuing to motivate positioning across the artificial intelligence (“A.I.”) and GLP-1 weight loss themes. More broadly, sentiment measures identifying trends in analyst and executive comments, as well as macro thematic insights measuring hiring trends and business-to-business invoicing, were key performance drivers.
Fundamental measures also contributed, with both quality and valuation measures helping results as the markets increasingly discerned A.I. winners and losers. Insights designed to evaluate the sustainability of companies’ growth and ability to source financing contributed. Select nontraditional measures of quality, such as environmental, social and governance (“ESG”) insights with a focus on hiring practices, also added value. Concern about the regional banking sector was another market theme where the Fund was correctly positioned, as quality measures identified the challenges associated with stocks exposed to the weakening commercial real estate sector.
What detracted from performance?
Despite the Fund’s strong gains, select stock selection measures struggled. Sustainability-related metrics with a focus on environmental efficiency lagged, as did measures related to employee satisfaction. Measures designed to capture consumer intent also detracted, although sentiment measures contributed in the aggregate. Alternative data insights evaluating mobile app usage and product trends detracted, as well.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: October 5, 2015 through May 31, 2024
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	Since Inception
Investor A Shares	28.90%	15.47%	13.69%
Investor A Shares (with sales charge)	22.14	14.23	12.99
Russell 1000® Index	28.01	15.42	13.70
Key Fund statistics
Net Assets	$840,269,547
Number of Portfolio Holdings	204
Net Investment Advisory Fees	$4,108,295
Portfolio Turnover Rate	108%
The Fund commenced operations on October 5, 2015.
Performance shown prior to December 1, 2021, is that of the Fund when it followed a different investment objective and different investment strategies under the name BlackRock Advantage ESG U.S. Equity Fund.
Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for service fees.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of May 31, 2024)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	30.0%
Health Care	12.8
Financials	12.5
Consumer Discretionary	10.9
Industrials	10.4
Communication Services	9.9
Consumer Staples	4.8
Energy	2.8
Real Estate	2.2
Utilities	1.7
Materials	1.5
Short-Term Securities	0.5
Liabilities in Excess of Other Assets	(—)(b)
Ten largest holdings
Security(c)	Percent of Net Assets
Microsoft Corp.	7.4%
Apple, Inc.	6.4
NVIDIA Corp.	6.0
Amazon.com, Inc.	4.3
Alphabet, Inc., Class A	3.1
Eli Lilly & Co.	2.0
Mastercard, Inc., Class A	1.9
Meta Platforms, Inc., Class A	1.8
Alphabet, Inc., Class C	1.8
Home Depot, Inc.	1.8
(a)	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.
(b)	Rounds to greater than (0.1)%.
(c)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved.  BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Sustainable Advantage Large Cap Core Fund
Investor A Shares | BIRAX
Annual Shareholder Report — May 31, 2024
BIRAX-05/24-AR

BlackRock Sustainable Advantage Large Cap Core Fund
Investor C Shares | BIRCX
Annual Shareholder Report — May 31, 2024

This annual shareholder report contains important information about BlackRock Sustainable Advantage Large Cap Core Fund (the “Fund”) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$169	1.48%
How did the Fund perform last year?
  Equities produced strong performance behind resilient economic data and excitement about innovation in information technology and healthcare.
  Market performance was also characterized by shifting views between hopes for a soft landing in the economy and concerns that interest rates would need to stay higher for longer.
What contributed to performance?
The Fund’s performance was driven by stock selection insights that identified and capitalized on the dominant trends during the reporting period. These insights initially aligned with expectations for a soft landing throughout 2023 while continuing to motivate positioning across the artificial intelligence (“A.I.”) and GLP-1 weight loss themes. More broadly, sentiment measures identifying trends in analyst and executive comments, as well as macro thematic insights measuring hiring trends and business-to-business invoicing, were key performance drivers.
Fundamental measures also contributed, with both quality and valuation measures helping results as the markets increasingly discerned A.I. winners and losers. Insights designed to evaluate the sustainability of companies’ growth and ability to source financing contributed. Select nontraditional measures of quality, such as environmental, social and governance (“ESG”) insights with a focus on hiring practices, also added value. Concern about the regional banking sector was another market theme where the Fund was correctly positioned, as quality measures identified the challenges associated with stocks exposed to the weakening commercial real estate sector.
What detracted from performance?
Despite the Fund’s strong gains, select stock selection measures struggled. Sustainability-related metrics with a focus on environmental efficiency lagged, as did measures related to employee satisfaction. Measures designed to capture consumer intent also detracted, although sentiment measures contributed in the aggregate. Alternative data insights evaluating mobile app usage and product trends detracted, as well.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: October 5, 2015 through May 31, 2024
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	Since Inception
Investor C Shares	28.01%	14.63%	12.92%
Investor C Shares (with sales charge)	27.01	14.63	12.92
Russell 1000® Index	28.01	15.42	13.70
Key Fund statistics
Net Assets	$840,269,547
Number of Portfolio Holdings	204
Net Investment Advisory Fees	$4,108,295
Portfolio Turnover Rate	108%
The Fund commenced operations on October 5, 2015.
Performance shown prior to December 1, 2021, is that of the Fund when it followed a different investment objective and different investment strategies under the name BlackRock Advantage ESG U.S. Equity Fund.
Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of May 31, 2024)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	30.0%
Health Care	12.8
Financials	12.5
Consumer Discretionary	10.9
Industrials	10.4
Communication Services	9.9
Consumer Staples	4.8
Energy	2.8
Real Estate	2.2
Utilities	1.7
Materials	1.5
Short-Term Securities	0.5
Liabilities in Excess of Other Assets	(—)(b)
Ten largest holdings
Security(c)	Percent of Net Assets
Microsoft Corp.	7.4%
Apple, Inc.	6.4
NVIDIA Corp.	6.0
Amazon.com, Inc.	4.3
Alphabet, Inc., Class A	3.1
Eli Lilly & Co.	2.0
Mastercard, Inc., Class A	1.9
Meta Platforms, Inc., Class A	1.8
Alphabet, Inc., Class C	1.8
Home Depot, Inc.	1.8
(a)	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.
(b)	Rounds to greater than (0.1)%.
(c)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved.  BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Sustainable Advantage Large Cap Core Fund
Investor C Shares | BIRCX
Annual Shareholder Report — May 31, 2024
BIRCX-05/24-AR

BlackRock Sustainable Advantage Large Cap Core Fund
Class K Shares | BIRKX
Annual Shareholder Report — May 31, 2024

This annual shareholder report contains important information about BlackRock Sustainable Advantage Large Cap Core Fund (the “Fund”) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$49	0.43%
How did the Fund perform last year?
  Equities produced strong performance behind resilient economic data and excitement about innovation in information technology and healthcare.
  Market performance was also characterized by shifting views between hopes for a soft landing in the economy and concerns that interest rates would need to stay higher for longer.
What contributed to performance?
The Fund’s performance was driven by stock selection insights that identified and capitalized on the dominant trends during the reporting period. These insights initially aligned with expectations for a soft landing throughout 2023 while continuing to motivate positioning across the artificial intelligence (“A.I.”) and GLP-1 weight loss themes. More broadly, sentiment measures identifying trends in analyst and executive comments, as well as macro thematic insights measuring hiring trends and business-to-business invoicing, were key performance drivers.
Fundamental measures also contributed, with both quality and valuation measures helping results as the markets increasingly discerned A.I. winners and losers. Insights designed to evaluate the sustainability of companies’ growth and ability to source financing contributed. Select nontraditional measures of quality, such as environmental, social and governance (“ESG”) insights with a focus on hiring practices, also added value. Concern about the regional banking sector was another market theme where the Fund was correctly positioned, as quality measures identified the challenges associated with stocks exposed to the weakening commercial real estate sector.
What detracted from performance?
Despite the Fund’s strong gains, select stock selection measures struggled. Sustainability-related metrics with a focus on environmental efficiency lagged, as did measures related to employee satisfaction. Measures designed to capture consumer intent also detracted, although sentiment measures contributed in the aggregate. Alternative data insights evaluating mobile app usage and product trends detracted, as well.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: October 5, 2015 through May 31, 2024
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	Since Inception
Class K Shares	29.30%	15.82%	14.03%
Russell 1000® Index	28.01	15.42	13.70
Key Fund statistics
Net Assets	$840,269,547
Number of Portfolio Holdings	204
Net Investment Advisory Fees	$4,108,295
Portfolio Turnover Rate	108%
The Fund commenced operations on October 5, 2015.
Performance shown prior to December 1, 2021, is that of the Fund when it followed a different investment objective and different investment strategies under the name BlackRock Advantage ESG U.S. Equity Fund.
Performance shown prior to the Class K Shares inception date of March 28, 2016 is that of Institutional Shares. The performance of Class K Shares would be substantially similar to Institutional Shares because Class K Shares and Institutional Shares invest in the same portfolio of securities and performance would only differ to the extent that Class K Shares and Institutional Shares have different expenses. The actual returns of Class K Shares would have been higher than those of the Institutional Shares because Class K Shares have lower expenses than the Institutional Shares.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of May 31, 2024)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	30.0%
Health Care	12.8
Financials	12.5
Consumer Discretionary	10.9
Industrials	10.4
Communication Services	9.9
Consumer Staples	4.8
Energy	2.8
Real Estate	2.2
Utilities	1.7
Materials	1.5
Short-Term Securities	0.5
Liabilities in Excess of Other Assets	(—)(b)
Ten largest holdings
Security(c)	Percent of Net Assets
Microsoft Corp.	7.4%
Apple, Inc.	6.4
NVIDIA Corp.	6.0
Amazon.com, Inc.	4.3
Alphabet, Inc., Class A	3.1
Eli Lilly & Co.	2.0
Mastercard, Inc., Class A	1.9
Meta Platforms, Inc., Class A	1.8
Alphabet, Inc., Class C	1.8
Home Depot, Inc.	1.8
(a)	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.
(b)	Rounds to greater than (0.1)%.
(c)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved.  BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Sustainable Advantage Large Cap Core Fund
Class K Shares | BIRKX
Annual Shareholder Report — May 31, 2024
BIRKX-05/24-AR

Item 2 –

Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, the code of ethics was amended to update certain information and to make other non-material changes. During the period covered by this report, there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, who calls 1-800-441-7762.

Item 3 –

Audit Committee Financial Expert – The registrant’s board of directors (the “board of directors”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

Neil A. Cotty

Henry R. Keizer

Kenneth L. Urish

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

Item 4 –	Principal Accountant Fees and Services

The following table presents fees billed by Deloitte & Touche LLP (“D&T”) in each of the last two fiscal years for the services rendered to the Fund:

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Sustainable Advantage Large Cap Core Fund	$31,212	$31,212	$0	$4,044	$15,288	$17,700	$407	$218

The following table presents fees billed by D&T that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC (the “Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under

3

common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Affiliated Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$2,149,000	$2,154,000

1 The nature of the services includes assurance and related services reasonably related to the performance of the audit or review of financial statements not included in Audit Fees, including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters, out-of-pocket expenses and internal control reviews not required by regulators.

2 The nature of the services includes tax compliance and/or tax preparation, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews, taxable income and tax distribution calculations.

3 Non-audit fees of $2,149,000 and $2,154,000 for the current fiscal year and previous fiscal year, respectively, were paid to the Fund’s principal accountant in their entirety by BlackRock, in connection with services provided to the Affiliated Service Providers of the Fund and of certain other funds sponsored and advised by BlackRock or its affiliates for a service organization review and an accounting research tool subscription. These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The Committee has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Affiliated Service Providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are (a) consistent with the SEC’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”). The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimis exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

4

(f) Not Applicable

(g) The aggregate non-audit fees, defined as the sum of the fees shown under “Audit-Related Fees,” “Tax Fees” and “All Other Fees,” paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Affiliated Service Providers were:

Entity Name	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Sustainable Advantage Large Cap Core Fund	$15,695	$21,962

Additionally, the amounts billed by D&T in connection with services provided to the Affiliated Service Providers of the Fund and of other funds sponsored and advised by BlackRock or its affiliates during the current and previous fiscal years for a service organization review and an accounting research tool subscription were:

Current Fiscal Year End	Previous Fiscal Year End
$2,149,000	$2,154,000

These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.

(h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser and the Affiliated Service Provider that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not Applicable

(j) Not Applicable

Item 5 –	Audit Committee of Listed Registrant – Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statement and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.

5

May 31, 2024
2024 Annual Financial Statements

BlackRock FundsSM
• BlackRock Sustainable Advantage Large Cap Core Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Table of Contents

Derivative Financial Instruments
The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Fund must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.
BlackRock Sustainable Advantage Large Cap Core Fund
Derivative Financial Instruments

Schedule of Investments
May 31, 2024
BlackRock Sustainable Advantage Large Cap Core Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 0.9%
General Electric Co.	1,053	$ 173,892
HEICO Corp., Class A	21,804	3,830,091
Huntington Ingalls Industries, Inc.	2,000	506,200
Northrop Grumman Corp.	5,984	2,697,408
		7,207,591
Air Freight & Logistics — 0.9%
Expeditors International of Washington, Inc.	60,724	7,341,532
Automobile Components — 0.0%
BorgWarner, Inc.	5,516	196,700
Visteon Corp.(a)	994	110,702
		307,402
Automobiles — 1.0%
General Motors Co.	34,928	1,571,411
Tesla, Inc.(a)	37,624	6,700,082
		8,271,493
Banks — 1.8%
Citizens Financial Group, Inc.	56,504	1,994,026
FNB Corp.	31,638	435,655
JPMorgan Chase & Co.	47,966	9,719,351
KeyCorp.	149,462	2,147,769
PNC Financial Services Group, Inc.	2,280	358,849
Valley National Bancorp	12,662	90,280
Wells Fargo & Co.	3,608	216,191
		14,962,121
Beverages — 0.8%
Monster Beverage Corp.(a)	17,137	889,753
PepsiCo, Inc.	35,483	6,135,011
		7,024,764
Biotechnology — 3.8%
AbbVie, Inc.	24,132	3,891,044
Amgen, Inc.	26,868	8,217,578
BioMarin Pharmaceutical, Inc.(a)	2,774	208,244
Gilead Sciences, Inc.	159,610	10,258,135
Incyte Corp.(a)	75,604	4,369,155
Neurocrine Biosciences, Inc.(a)	13,554	1,835,347
Sarepta Therapeutics, Inc.(a)	650	84,409
United Therapeutics Corp.(a)	2,874	790,723
Vertex Pharmaceuticals, Inc.(a)	4,908	2,234,809
		31,889,444
Broadline Retail(a) — 4.5%
Amazon.com, Inc.	205,741	36,300,942
MercadoLibre, Inc.	1,017	1,754,915
		38,055,857
Building Products — 1.2%
Advanced Drainage Systems, Inc.	6,780	1,176,262
Builders FirstSource, Inc.(a)	12,625	2,029,974
Carlisle Cos., Inc.	726	303,679
Lennox International, Inc.	8,014	4,027,836
Trane Technologies PLC	5,785	1,894,356
UFP Industries, Inc.	2,334	278,866
		9,710,973
Capital Markets — 3.8%
Cboe Global Markets, Inc.	4,958	857,684
Coinbase Global, Inc., Class A(a)	2,657	600,269
FactSet Research Systems, Inc.	1,692	684,008
Security	Shares	Value
Capital Markets (continued)
Franklin Resources, Inc.	124,350	$ 2,934,660
Invesco Ltd.	241,374	3,791,986
MSCI, Inc., Class A	4,819	2,386,272
Nasdaq, Inc.	150,373	8,876,518
Robinhood Markets, Inc., Class A(a)	7,612	159,091
S&P Global, Inc.	27,164	11,612,882
		31,903,370
Chemicals — 0.6%
Huntsman Corp.	70,605	1,751,004
LyondellBasell Industries NV, Class A	31,864	3,167,919
Mosaic Co.	6,099	188,642
		5,107,565
Commercial Services & Supplies — 0.5%
Cintas Corp.	5,551	3,763,411
Construction & Engineering — 1.3%
AECOM	83,419	7,285,816
EMCOR Group, Inc.	10,014	3,892,041
Fluor Corp.(a)	2,931	127,205
		11,305,062
Consumer Finance — 0.9%
American Express Co.	20,319	4,876,560
OneMain Holdings, Inc.	26,593	1,306,248
Synchrony Financial	37,731	1,652,618
		7,835,426
Consumer Staples Distribution & Retail — 1.1%
Costco Wholesale Corp.	7,913	6,408,660
Target Corp.	14,063	2,196,078
Walmart, Inc.	8,766	576,452
		9,181,190
Containers & Packaging — 0.1%
Crown Holdings, Inc.	5,455	459,256
Diversified Consumer Services — 0.1%
H&R Block, Inc.	12,909	640,803
Diversified Telecommunication Services — 0.3%
AT&T, Inc.	116,389	2,120,608
Electric Utilities — 1.0%
Exelon Corp.	226,673	8,511,571
Electrical Equipment — 0.4%
Acuity Brands, Inc.	13,571	3,523,167
Electronic Equipment, Instruments & Components — 0.6%
TE Connectivity Ltd.	32,563	4,874,681
Energy Equipment & Services — 0.2%
Baker Hughes Co., Class A	11,893	398,177
Schlumberger NV	29,430	1,350,543
		1,748,720
Entertainment(a) — 0.8%
Netflix, Inc.	9,460	6,069,725
ROBLOX Corp., Class A	7,070	237,693
Spotify Technology SA	1,230	365,040
		6,672,458
Financial Services — 3.1%
Berkshire Hathaway, Inc., Class B(a)	9,595	3,976,168
Jack Henry & Associates, Inc.	2,913	479,713

2024 BlackRock Annual Financial Statements

Schedule of Investments (continued)
May 31, 2024
BlackRock Sustainable Advantage Large Cap Core Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Financial Services (continued)
Mastercard, Inc., Class A	35,158	$ 15,718,087
Visa, Inc., Class A	21,622	5,891,130
		26,065,098
Food Products — 0.7%
General Mills, Inc.	49,168	3,380,300
Hershey Co.	10,299	2,037,451
Mondelez International, Inc., Class A	4,341	297,489
		5,715,240
Gas Utilities — 0.3%
New Jersey Resources Corp.	32,241	1,401,194
UGI Corp.	32,640	831,014
		2,232,208
Ground Transportation — 0.9%
CSX Corp.	5,184	174,960
Old Dominion Freight Line, Inc.	10,700	1,875,175
Uber Technologies, Inc.(a)	89,151	5,755,589
		7,805,724
Health Care Equipment & Supplies — 1.9%
Boston Scientific Corp.(a)	4,623	349,360
Dexcom, Inc.(a)	15,692	1,863,739
Intuitive Surgical, Inc.(a)	1,462	587,900
Medtronic PLC	122,438	9,962,780
Stryker Corp.	10,459	3,567,460
		16,331,239
Health Care Providers & Services — 2.4%
Cardinal Health, Inc.	52,225	5,184,376
Cigna Group	3,169	1,092,101
CVS Health Corp.	2,773	165,271
Elevance Health, Inc.	16,468	8,867,688
Labcorp Holdings, Inc.	12,890	2,512,390
McKesson Corp.	1,612	918,179
UnitedHealth Group, Inc.	2,741	1,357,809
		20,097,814
Health Care Technology — 0.1%
Teladoc Health, Inc.(a)	72,515	815,069
Hotels, Restaurants & Leisure — 1.5%
Airbnb, Inc., Class A(a)	7,588	1,099,729
Booking Holdings, Inc.	1,868	7,054,222
Boyd Gaming Corp.	1	53
DoorDash, Inc., Class A(a)	1,674	184,324
McDonald’s Corp.	8,811	2,281,080
MGM Resorts International(a)	47,183	1,895,341
		12,514,749
Household Durables — 0.3%
DR Horton, Inc.	5,947	878,967
Lennar Corp., Class A	1,553	249,023
Taylor Morrison Home Corp., Class A(a)	6	347
Toll Brothers, Inc.	8,714	1,059,971
TopBuild Corp.(a)	911	380,752
		2,569,060
Household Products — 2.1%
Clorox Co.	8,156	1,073,003
Colgate-Palmolive Co.	110,774	10,297,551
Kimberly-Clark Corp.	11,984	1,597,467
Procter & Gamble Co.	30,748	5,059,276
		18,027,297
Security	Shares	Value
Independent Power and Renewable Electricity Producers — 0.0%
Clearway Energy, Inc., Class A	11,959	$ 307,107
Industrial Conglomerates — 0.3%
Honeywell International, Inc.	12,705	2,568,824
Industrial REITs — 1.4%
EastGroup Properties, Inc.	8,918	1,473,075
Prologis, Inc.	90,820	10,034,702
		11,507,777
Insurance — 2.9%
Marsh & McLennan Cos., Inc.	32,691	6,785,998
MetLife, Inc.	43,690	3,161,845
Progressive Corp.	33,103	6,990,692
Travelers Cos., Inc.	34,680	7,480,476
		24,419,011
Interactive Media & Services — 7.1%
Alphabet, Inc., Class A(a)	151,562	26,144,445
Alphabet, Inc., Class C(a)	87,118	15,155,047
Meta Platforms, Inc., Class A	33,267	15,530,034
Pinterest, Inc., Class A(a)	16,966	703,919
Snap, Inc., Class A(a)	164,517	2,471,046
		60,004,491
IT Services — 0.0%
Akamai Technologies, Inc.(a)	2,396	221,007
Life Sciences Tools & Services — 0.3%
Agilent Technologies, Inc.	16,946	2,209,928
Machinery — 2.0%
CNH Industrial NV	316,563	3,342,905
Cummins, Inc.	513	144,527
Graco, Inc.	8,558	691,058
Oshkosh Corp.	19,909	2,264,251
Otis Worldwide Corp.	75,293	7,469,066
Parker-Hannifin Corp.	2,484	1,320,296
Pentair PLC	17,541	1,427,487
		16,659,590
Media — 1.8%
Cable One, Inc.	197	76,024
Comcast Corp., Class A	138,715	5,552,761
Fox Corp., Class A	187,812	6,466,367
Fox Corp., Class B	2,599	83,012
News Corp., Class A	68,050	1,850,280
Paramount Global, Class B	64,236	765,051
		14,793,495
Metals & Mining — 0.7%
Nucor Corp.	35,223	5,947,403
Multi-Utilities — 0.3%
Consolidated Edison, Inc.	29,892	2,826,289
Oil, Gas & Consumable Fuels — 2.6%
Chevron Corp.	28,440	4,615,812
ConocoPhillips	48,935	5,699,949
Devon Energy Corp.	18,468	906,410
Exxon Mobil Corp.	57,167	6,703,402
Marathon Petroleum Corp.	2,033	359,048
Ovintiv, Inc.	32,679	1,688,524
Targa Resources Corp.	1,727	204,183
Valero Energy Corp.	11,488	1,805,224
		21,982,552
Schedule of Investments

Schedule of Investments (continued)
May 31, 2024
BlackRock Sustainable Advantage Large Cap Core Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Paper & Forest Products — 0.1%
Louisiana-Pacific Corp.	13,382	$ 1,226,862
Passenger Airlines(a) — 0.4%
Alaska Air Group, Inc.	81,451	3,422,571
United Airlines Holdings, Inc.	5,457	289,166
		3,711,737
Pharmaceuticals — 4.4%
Bristol-Myers Squibb Co.	138,982	5,710,770
Eli Lilly & Co.	20,475	16,796,461
Johnson & Johnson	16,586	2,432,669
Merck & Co., Inc.	72,025	9,042,019
Pfizer, Inc.	92,436	2,649,216
		36,631,135
Professional Services — 0.4%
ExlService Holdings, Inc.(a)	79,591	2,376,587
Robert Half, Inc.	16,630	1,068,145
		3,444,732
Real Estate Management & Development(a) — 0.1%
CBRE Group, Inc., Class A	4,468	393,497
Zillow Group, Inc., Class C	8,063	330,180
		723,677
Retail REITs — 0.6%
Brixmor Property Group, Inc.	237,931	5,355,827
Semiconductors & Semiconductor Equipment — 10.6%
Advanced Micro Devices, Inc.(a)	19,038	3,177,442
Applied Materials, Inc.	16,120	3,467,090
Broadcom, Inc.	3,312	4,400,158
Cirrus Logic, Inc.(a)	15,569	1,785,764
Intel Corp.	101,597	3,134,267
KLA Corp.	165	125,322
Lam Research Corp.	10,172	9,484,780
Micron Technology, Inc.	18,179	2,272,375
NVIDIA Corp.	45,979	50,408,157
QUALCOMM, Inc.	51,309	10,469,602
		88,724,957
Software — 11.7%
Adobe, Inc.(a)	14,013	6,232,422
Atlassian Corp., Class A(a)	5,451	855,044
Autodesk, Inc.(a)	7,625	1,537,200
Cadence Design Systems, Inc.(a)	7,442	2,130,719
Crowdstrike Holdings, Inc., Class A(a)	15,461	4,849,652
Fortinet, Inc.(a)	22,858	1,355,937
HubSpot, Inc.(a)	699	427,124
Manhattan Associates, Inc.(a)	12,012	2,637,114
Microsoft Corp.	150,235	62,367,056
Nutanix, Inc., Class A(a)	36,705	2,030,337
Palantir Technologies, Inc., Class A(a)	17,443	378,164
Pegasystems, Inc.	13,636	783,525
Salesforce, Inc.	13,467	3,157,203
ServiceNow, Inc.(a)	6,651	4,369,241
Security	Shares	Value
Software (continued)
Smartsheet, Inc., Class A(a)	16,881	$ 624,597
Synopsys, Inc.(a)	3,069	1,721,095
Workday, Inc., Class A(a)	11,931	2,522,810
Zscaler, Inc.(a)	2,611	443,766
		98,423,006
Specialized REITs — 0.1%
Equinix, Inc.	909	693,549
Specialty Retail — 2.7%
Best Buy Co., Inc.	65,614	5,565,380
Five Below, Inc.(a)	1,969	271,978
Home Depot, Inc.	45,122	15,110,004
Penske Automotive Group, Inc.	1,992	302,983
Ulta Beauty, Inc.(a)	3,727	1,472,500
		22,722,845
Technology Hardware, Storage & Peripherals — 7.1%
Apple, Inc.	278,299	53,502,983
HP, Inc.	171,792	6,270,408
		59,773,391
Textiles, Apparel & Luxury Goods — 0.8%
Deckers Outdoor Corp.(a)	1,912	2,091,575
Lululemon Athletica, Inc.(a)	3,601	1,123,476
NIKE, Inc., Class B	31,990	3,040,649
Tapestry, Inc.	10,116	439,945
		6,695,645
Trading Companies & Distributors — 1.2%
Watsco, Inc.	6,074	2,884,543
WESCO International, Inc.	13,054	2,343,062
WW Grainger, Inc.	5,480	5,049,601
		10,277,206
Total Long-Term Investments — 99.5% (Cost: $620,256,146)		836,444,006
Short-Term Securities
Money Market Funds — 0.5%
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 5.19%(b)(c)	3,926,379	3,926,379
Total Short-Term Securities — 0.5% (Cost: $3,926,379)		3,926,379
Total Investments — 100.0% (Cost: $624,182,525)		840,370,385
Liabilities in Excess of Other Assets — 0.0%		(100,838)
Net Assets — 100.0%		$ 840,269,547

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

2024 BlackRock Annual Financial Statements

Schedule of Investments (continued)
May 31, 2024
BlackRock Sustainable Advantage Large Cap Core Fund

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended May 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/24	Shares Held at 05/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$ —	$ 122 (b)	$ —	$ (122)	$ —	$ —	—	$ 153 (c)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	4,555,906	—	(629,527)(b)	—	—	3,926,379	3,926,379	273,496	—
SL Liquidity Series, LLC, Money Market Series(a)	2,439,357	—	(2,441,128)(b)	1,704	67	—	—	158,732 (c)	—
				$ 1,582	$ 67	$ 3,926,379		$ 432,381	$ —

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	19	06/21/24	$ 5,031	$ 40,882
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts Unrealized appreciation on futures contracts(a)	$ —	$ —	$ 40,882	$ —	$ —	$ —	$ 40,882

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statement of Assets
and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended May 31, 2024, the effect of derivative financial instruments in the Statement of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ 769,379	$ —	$ —	$ —	$ 769,379
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ (51,199)	$ —	$ —	$ —	$ (51,199)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$7,095,247
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Schedule of Investments

Schedule of Investments (continued)
May 31, 2024
BlackRock Sustainable Advantage Large Cap Core Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 836,444,006	$ —	$ —	$ 836,444,006
Short-Term Securities
Money Market Funds	3,926,379	—	—	3,926,379
	$840,370,385	$—	$—	$840,370,385
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 40,882	$ —	$ —	$ 40,882

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.

2024 BlackRock Annual Financial Statements

Statement of Assets and Liabilities
May 31, 2024

BlackRock Sustainable Advantage Large Cap Core Fund
ASSETS
Investments, at value — unaffiliated(a)	$ 836,444,006
Investments, at value — affiliated(b)	3,926,379
Cash pledged for futures contracts	239,000
Receivables:
Investments sold	3,506,160
Securities lending income — affiliated	97
Capital shares sold	830,666
Dividends — unaffiliated	977,630
Dividends — affiliated	15,608
Variation margin on futures contracts	40,583
Prepaid expenses	30,987
Total assets	846,011,116
LIABILITIES
Payables:
Investments purchased	3,582,501
Accounting services fees	54,285
Administration fees	29,353
Capital shares redeemed	1,563,742
Custodian fees	21,153
Investment advisory fees	228,026
Trustees’ and Officer’s fees	2,815
Other accrued expenses	12,326
Professional fees	67,288
Service and distribution fees	44,766
Transfer agent fees	135,314
Total liabilities	5,741,569
Commitments and contingent liabilities
NET ASSETS	$ 840,269,547
NET ASSETS CONSIST OF
Paid-in capital	$ 548,511,839
Accumulated earnings	291,757,708
NET ASSETS	$ 840,269,547
(a) Investments, at cost—unaffiliated	$620,256,146
(b) Investments, at cost—affiliated	$3,926,379
Financial Statements

Statement of Assets and Liabilities  (continued)
May 31, 2024

BlackRock Sustainable Advantage Large Cap Core Fund
NET ASSET VALUE
Institutional
Net assets	$ 486,029,057
Shares outstanding	21,602,018
Net asset value	$ 22.50
Shares authorized	Unlimited
Par value	$0.001
Investor A
Net assets	$ 138,563,020
Shares outstanding	6,193,041
Net asset value	$ 22.37
Shares authorized	Unlimited
Par value	$0.001
Investor C
Net assets	$ 18,681,327
Shares outstanding	848,559
Net asset value	$ 22.02
Shares authorized	Unlimited
Par value	$0.001
Class K
Net assets	$ 196,996,143
Shares outstanding	8,747,321
Net asset value	$ 22.52
Shares authorized	Unlimited
Par value	$0.001
See notes to financial statements.

2024 BlackRock Annual Financial Statements

Statement of Operations
Year Ended May 31, 2024

BlackRock Sustainable Advantage Large Cap Core Fund
INVESTMENT INCOME
Dividends — unaffiliated	$16,488,739
Dividends — affiliated	273,496
Interest — unaffiliated	21,516
Securities lending income — affiliated — net	158,885
Foreign taxes withheld	(2,085)
Total investment income	16,940,551
EXPENSES
Investment advisory	4,712,287
Transfer agent — class specific	759,329
Administration	482,609
Service and distribution — class specific	477,972
Administration — class specific	237,854
Accounting services	166,673
Professional	104,198
Registration	103,436
Custodian	62,320
Printing and postage	40,744
Trustees and Officer	17,641
Miscellaneous	28,118
Total expenses excluding interest expense	7,193,181
Interest expense — unaffiliated	497
Total expenses	7,193,678
Less:
Administration fees waived by the Manager — class specific	(237,854)
Fees waived and/or reimbursed by the Manager	(603,992)
Transfer agent fees waived and/or reimbursed by the Manager — class specific	(393,625)
Total expenses after fees waived and/or reimbursed	5,958,207
Net investment income	10,982,344
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain from:
Investments — unaffiliated	180,237,047
Investments — affiliated	1,582
Futures contracts	769,379
181,008,008
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	124,148,125
Investments — affiliated	67
Futures contracts	(51,199)
124,096,993
Net realized and unrealized gain	305,105,001
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$316,087,345
See notes to financial statements.
Financial Statements

Statements of Changes in Net Assets

	BlackRock Sustainable Advantage Large Cap Core Fund
	Year Ended 05/31/24	Year Ended 05/31/23

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$10,982,344	$10,721,906
Net realized gain (loss)	181,008,008	(58,294,408)
Net change in unrealized appreciation (depreciation)	124,096,993	77,418,702
Net increase in net assets resulting from operations	316,087,345	29,846,200
DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(6,486,019)	(5,600,120)
Investor A	(952,242)	(944,208)
Investor C	(19,760)	(39,320)
Class K	(5,940,918)	(878,531)
Decrease in net assets resulting from distributions to shareholders	(13,398,939)	(7,462,179)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(688,391,612)	523,941,162
NET ASSETS
Total increase (decrease) in net assets	(385,703,206)	546,325,183
Beginning of year	1,225,972,753	679,647,570
End of year	$840,269,547	$1,225,972,753

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.

2024 BlackRock Annual Financial Statements

Financial Highlights
(For a share outstanding throughout each period)

	BlackRock Sustainable Advantage Large Cap Core Fund
	Institutional
	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Year Ended 05/31/21	Year Ended 05/31/20

Net asset value, beginning of year	$17.59	$17.56	$19.27	$13.75	$12.64
Net investment income(a)	0.18	0.22	0.16	0.16	0.18
Net realized and unrealized gain (loss)	4.93	0.01	(0.62)	6.00	1.35
Net increase (decrease) from investment operations	5.11	0.23	(0.46)	6.16	1.53
Distributions(b)
From net investment income	(0.20)	(0.20)	(0.11)	(0.16)	(0.16)
From net realized gain	—	—	(1.14)	(0.48)	(0.26)
Total distributions	(0.20)	(0.20)	(1.25)	(0.64)	(0.42)
Net asset value, end of year	$22.50	$17.59	$17.56	$19.27	$13.75
Total Return(c)
Based on net asset value	29.27%	1.38%	(2.88)%	45.64%	12.16%
Ratios to Average Net Assets(d)
Total expenses	0.61%	0.63%	0.66%	0.73%	0.79%
Total expenses after fees waived and/or reimbursed	0.48%	0.48%	0.48%	0.50%	0.55%
Net investment income	0.93%	1.29%	0.84%	0.93%	1.31%
Supplemental Data
Net assets, end of year (000)	$486,029	$622,091	$472,353	$227,993	$102,475
Portfolio turnover rate	108%	120%	99%	160%	159%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Sustainable Advantage Large Cap Core Fund (continued)
	Investor A
	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Year Ended 05/31/21	Year Ended 05/31/20

Net asset value, beginning of year	$17.50	$17.47	$19.18	$13.70	$12.60
Net investment income(a)	0.13	0.17	0.11	0.11	0.14
Net realized and unrealized gain (loss)	4.90	0.01	(0.60)	5.98	1.35
Net increase (decrease) from investment operations	5.03	0.18	(0.49)	6.09	1.49
Distributions(b)
From net investment income	(0.16)	(0.15)	(0.08)	(0.13)	(0.13)
From net realized gain	—	—	(1.14)	(0.48)	(0.26)
Total distributions	(0.16)	(0.15)	(1.22)	(0.61)	(0.39)
Net asset value, end of year	$22.37	$17.50	$17.47	$19.18	$13.70
Total Return(c)
Based on net asset value	28.90%	1.12%	(3.09)%	45.25%	11.89%
Ratios to Average Net Assets(d)
Total expenses	0.84%	0.86%	0.87%	0.98%	1.08%
Total expenses after fees waived and/or reimbursed	0.73%	0.73%	0.73%	0.74%	0.80%
Net investment income	0.66%	1.04%	0.58%	0.68%	1.06%
Supplemental Data
Net assets, end of year (000)	$138,563	$96,245	$108,997	$62,539	$19,030
Portfolio turnover rate	108%	120%	99%	160%	159%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.

2024 BlackRock Annual Financial Statements

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Sustainable Advantage Large Cap Core Fund (continued)
	Investor C
	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Year Ended 05/31/21	Year Ended 05/31/20

Net asset value, beginning of year	$17.22	$17.20	$18.92	$13.54	$12.46
Net investment income (loss)(a)	(0.02)	0.05	(0.03)	(0.01)	0.04
Net realized and unrealized gain (loss)	4.84	0.00 (b)	(0.60)	5.90	1.34
Net increase (decrease) from investment operations	4.82	0.05	(0.63)	5.89	1.38
Distributions(c)
From net investment income	(0.02)	(0.03)	—	(0.03)	(0.04)
From net realized gain	—	—	(1.09)	(0.48)	(0.26)
Total distributions	(0.02)	(0.03)	(1.09)	(0.51)	(0.30)
Net asset value, end of year	$22.02	$17.22	$17.20	$18.92	$13.54
Total Return(d)
Based on net asset value	28.01%	0.33%	(3.79)%	44.13%	11.11%
Ratios to Average Net Assets(e)
Total expenses	1.60%	1.63%	1.63%	1.72%	1.83%
Total expenses after fees waived and/or reimbursed	1.48%	1.48%	1.48%	1.50%	1.55%
Net investment income (loss)	(0.08)%	0.30%	(0.18)%	(0.08)%	0.30%
Supplemental Data
Net assets, end of year (000)	$18,681	$17,110	$21,305	$15,926	$6,082
Portfolio turnover rate	108%	120%	99%	160%	159%

(a)	Based on average shares outstanding.
(b)	Amount is less than $0.005 per share.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Sustainable Advantage Large Cap Core Fund (continued)
	Class K
	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Year Ended 05/31/21	Year Ended 05/31/20

Net asset value, beginning of year	$17.61	$17.58	$19.28	$13.76	$12.65
Net investment income(a)	0.20	0.22	0.17	0.17	0.18
Net realized and unrealized gain (loss)	4.92	0.02	(0.61)	6.00	1.36
Net increase (decrease) from investment operations	5.12	0.24	(0.44)	6.17	1.54
Distributions(b)
From net investment income	(0.21)	(0.21)	(0.12)	(0.17)	(0.17)
From net realized gain	—	—	(1.14)	(0.48)	(0.26)
Total distributions	(0.21)	(0.21)	(1.26)	(0.65)	(0.43)
Net asset value, end of year	$22.52	$17.61	$17.58	$19.28	$13.76
Total Return(c)
Based on net asset value	29.30%	1.43%	(2.80)%	45.68%	12.20%
Ratios to Average Net Assets(d)
Total expenses	0.50%	0.51%	0.55%	0.64%	0.74%
Total expenses after fees waived and/or reimbursed	0.43%	0.43%	0.43%	0.43%	0.50%
Net investment income	1.02%	1.30%	0.89%	0.97%	1.38%
Supplemental Data
Net assets, end of year (000)	$196,996	$490,527	$76,992	$33,710	$1,632
Portfolio turnover rate	108%	120%	99%	160%	159%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.

2024 BlackRock Annual Financial Statements

Notes to Financial Statements

1.
ORGANIZATION
BlackRock FundsSM (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Trust is organized as a Massachusetts business trust.  BlackRock Sustainable Advantage Large Cap Core Fund (the “Fund”) is a series of the Trust.  The Fund is classified as diversified.
The Fund offers multiple classes of shares.  All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares.  Institutional and Class K Shares are sold only to certain eligible investors.  Investor A and Investor C Shares bear certain expenses related to shareholder servicing of such shares, and Investor C Shares also bear certain expenses related to the distribution of such shares.  Investor A and Investor C Shares are generally available through financial intermediaries.  Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the Investor A Shares distribution and service plan).
Share Class	Initial Sales Charge	CDSC	Conversion Privilege
Institutional and Class K Shares	No	No	None
Investor A Shares	Yes	No(a)	None
Investor C Shares	No	Yes(b)	To Investor A Shares after approximately 8 years

(a)	Investor A Shares may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase.
(b)	A CDSC of 1.00% is assessed on certain redemptions of Investor C Shares made within one year after purchase.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2.
SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition:  For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.  Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value.  Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.  Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.  Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of May 31, 2024, if any, are disclosed in the Statement of Assets and Liabilities.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Bank Overdraft: The Fund had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
Distributions:  Distributions paid by the Fund are recorded on the ex-dividend dates.  The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Notes to Financial Statements

Notes to Financial Statements  (continued)

Other:  Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
3.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) has approved the designation of the Fund’s Manager as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
•Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.
•Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).
•Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.  Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors.  The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4.
SECURITIES AND OTHER INVESTMENTS
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

2024 BlackRock Annual Financial Statements

Notes to Financial Statements  (continued)

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Investment Management, LLC (“BIM”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Fund’s Schedule of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the  Statement  of Assets and Liabilities as a component of investments at value – unaffiliated, and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
5.
DERIVATIVE FINANCIAL INSTRUMENTS
The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”).  Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6.
INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:
Average Daily Net Assets	Investment Advisory Fees
First $1 billion	0.40%
$1 billion — $3 billion	0.38
$3 billion — $5 billion	0.36
$5 billion — $10 billion	0.35
Greater than $10 billion	0.34
Notes to Financial Statements

Notes to Financial Statements  (continued)

Service and Distribution Fees:  The Trust, on behalf of the Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:
Share Class	Service Fees	Distribution Fees
Investor A	0.25%	N/A
Investor C	0.25	0.75%
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.
For the year ended May 31, 2024, the following table shows the class specific service and distribution fees borne directly by each share class of the Fund:
	Investor A	Investor C	Total
Service and distribution fees — class specific	$ 295,949	$ 182,023	$ 477,972
Administration:  The Trust, on behalf of the Fund, entered into an Administration Agreement with the Manager, an indirect, wholly-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of the Fund. The administration fee, which is shown as administration in the Statement of Operations, is paid at the annual rates below.
Average Daily Net Assets	Administration Fees
First $500 million	0.0425%
$500 million — $1 billion	0.0400
$1 billion — $2 billion	0.0375
$2 billion — $4 billion	0.0350
$4 billion — $13 billion	0.0325
Greater than $13 billion	0.0300
In addition, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Statement of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.
For the year ended May 31, 2024, the following table shows the class specific administration fees borne directly by each share class of the Fund:
	Institutional	Investor A	Investor C	Class K	Total
Administration fees — class specific	$ 118,965	$ 23,676	$ 3,640	$ 91,573	$ 237,854
Transfer Agent:  Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets.  For the year ended May 31, 2024, the Fund did not pay any amounts to affiliates in return for these services.
The Manager maintains a call center that is responsible for providing certain shareholder services to the Fund. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the year ended May 31, 2024, the Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statement of Operations:
	Institutional	Investor A	Investor C	Class K	Total
Reimbursed amounts	$ 6,540	$ 1,820	$ 819	$ 1,661	$ 10,840
For the year ended May 31, 2024, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
	Institutional	Investor A	Investor C	Class K	Total
Transfer agent fees — class specific	$ 629,025	$ 107,247	$ 17,103	$ 5,954	$ 759,329
Other Fees:  For the year ended May 31, 2024, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Fund’s Investor A Shares for a total of $7,695.
For the year ended May 31, 2024, affiliates received CDSCs as follows:
Fund Name	Investor A	Investor C
BlackRock Sustainable Advantage Large Cap Core Fund	$ 600	$ 1,939
Expense Limitations, Waivers and Reimbursements:  The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2025. The contractual agreement may be terminated upon 90 days’ notice by a majority of the trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the year ended May 31, 2024, the amount waived was $3,957.

2024 BlackRock Annual Financial Statements

Notes to Financial Statements  (continued)

The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2025. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund.  For the year ended May 31, 2024, there were no fees waived by the Manager pursuant to this arrangement.
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business (“expense limitation”). The current expense limitations as a percentage of average daily net assets are as follows:
Share Class	Expense Limitation
Institutional	0.48%
Investor A	0.73
Investor C	1.48
Class K	0.43
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2025, unless approved by the Board, including a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund.  For the year ended May 31, 2024, the Manager waived and/or reimbursed investment advisory fees of $600,035 which is included in fees waived and/or reimbursed by the Manager in the Statement of Operations.
In addition, these amounts waived and/or reimbursed by the Manager are included in administration fees waived by the Manager — class specific and transfer agent fees waived and/or reimbursed by the Manager— class specific, respectively, in the Statement of Operations. For the year ended May 31, 2024, class specific expense waivers and/or reimbursements were as follows:
	Institutional	Investor A	Investor C	Class K	Total
Administration fees waived by the Manager — class specific	$ 118,965	$ 23,676	$ 3,640	$ 91,573	$ 237,854

	Institutional	Investor A	Investor C	Class K	Total
Transfer agent fees waived and/or reimbursed by the Manager — class specific	$ 331,613	$ 48,057	$ 8,002	$ 5,953	$ 393,625
Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional, managed by the Manager or its affiliates. However, BIM has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, redemption fee, distribution fee or service fee. The money market fund in which the cash collateral has been reinvested may impose a discretionary liquidity fee of up to 2% of the value redeemed, if such fee, is determined to be in the best interests of such money market fund.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral, (and excludes collateral investment fees), and  any fees or other payments to and from borrowers of securities. The Fund  retains a portion of the securities lending income and remits the remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Fund retains 81% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 81% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in the Statement of Operations. For the year ended May 31, 2024, the Fund paid BIM $37,192 for securities lending agent services.
Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow and lend under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the year ended May 31, 2024, the Fund did not participate in the Interfund Lending Program.
Notes to Financial Statements

Notes to Financial Statements  (continued)

Trustees and Officers:  Certain trustees and/or officers of the Fund are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the Fund’s Chief Compliance Officer, which is included in Trustees and Officer in the Statement of Operations.
Other Transactions:  The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the year ended May 31, 2024, the purchase and sale transactions and any net realized gains (losses) with affiliated funds in compliance with Rule 17a-7 under the 1940 Act were as follows:
Fund Name	Purchases	Sales	Net Realized Gain (Loss)
BlackRock Sustainable Advantage Large Cap Core Fund	$ 138,748,572	$ 184,276,194	$ 17,563,893
7.
 PURCHASES AND SALES
For the year ended May 31, 2024, purchases and sales of investments, excluding short-term securities, were $1,263,446,525 and $1,950,853,778, respectively.
8.
INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of May 31, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAVs per share. As of period end, permanent differences attributable to certain deemed distributions were reclassified to the following accounts:
Fund Name	Paid-in Capital	Accumulated Earnings (Loss)
BlackRock Sustainable Advantage Large Cap Core Fund	$ 35,571,559	$ (35,571,559)
The tax character of distributions paid was as follows:
Fund Name	Year Ended 05/31/24	Year Ended 05/31/23
BlackRock Sustainable Advantage Large Cap Core Fund
Ordinary income	$ 13,398,939	$ 7,462,179
As of May 31, 2024, the tax components of accumulated earnings (loss) were as follows:
Fund Name	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)(a)	Total
BlackRock Sustainable Advantage Large Cap Core Fund	$ 26,808,610	$ 65,124,084	$ 199,825,014	$ 291,757,708

(a)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains (losses) on certain futures contracts.

During the year ended May 31, 2024, the Fund utilized the following amount of its capital loss carryforward:
Fund Name	Utilized
BlackRock Sustainable Advantage Large Cap Core Fund	$ 38,765,691
As of May 31, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
Fund Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
BlackRock Sustainable Advantage Large Cap Core Fund	$ 640,545,371	$ 211,992,030	$ (12,167,016)	$ 199,825,014

2024 BlackRock Annual Financial Statements

Notes to Financial Statements  (continued)

9.
BANK BORROWINGS
The Trust, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2025 unless extended or renewed. Prior to April 11, 2024, the aggregate commitment amount was $2.50 billion. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds.  During the year ended May 31, 2024, the Fund did not borrow under the credit agreement.
10.
PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.
The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
Notes to Financial Statements

Notes to Financial Statements  (continued)

The Fund invests a significant portion of its assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11.
 CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
	Year Ended 05/31/24		Year Ended 05/31/23
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
BlackRock Sustainable Advantage Large Cap Core Fund
Institutional
Shares sold	7,122,632	$ 139,545,581	27,477,339	$ 462,704,297
Shares issued in reinvestment of distributions	322,548	6,212,167	326,135	5,359,669
Shares redeemed	(21,209,887)	(428,217,907)	(19,331,211)	(326,057,488)
	(13,764,707)	$ (282,460,159)	8,472,263	$ 142,006,478
Investor A
Shares sold	1,881,354	$ 36,836,848	1,317,241	$ 21,813,567
Shares issued in reinvestment of distributions	47,808	917,349	54,999	899,860
Shares redeemed	(1,236,913)	(24,275,795)	(2,110,809)	(35,038,794)
	692,249	$ 13,478,402	(738,569)	$ (12,325,367)
Investor C
Shares sold	96,019	$ 1,835,075	82,857	$ 1,365,627
Shares issued in reinvestment of distributions	1,014	19,281	2,357	38,608
Shares redeemed and automatic conversion of shares	(242,036)	(4,806,834)	(330,585)	(5,386,661)
	(145,003)	$ (2,952,478)	(245,371)	$ (3,982,426)
Class K
Shares sold	3,808,014	$ 73,366,958	28,721,427	$ 485,286,754
Shares issued in reinvestment of distributions	307,009	5,921,145	52,760	866,810
Shares redeemed	(23,228,564)	(495,745,480)	(5,292,945)	(87,911,087)
	(19,113,541)	$ (416,457,377)	23,481,242	$ 398,242,477
	(32,331,002)	$ (688,391,612)	30,969,565	$ 523,941,162
12.
SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

2024 BlackRock Annual Financial Statements

Report of Independent Registered Public Accounting Firm

To the Shareholders of BlackRock Sustainable Advantage Large Cap Core Fund and the Board of Trustees of BlackRock FundsSM:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of BlackRock Sustainable Advantage Large Cap Core Fund of BlackRock FundsSM (the “Fund”), including the schedule of investments, as of May 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of May 31, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of May 31, 2024, by correspondence with custodians or counterparties; when replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP
Boston, Massachusetts
July 24, 2024
We have served as the auditor of one or more BlackRock investment companies since 1992.
Report of Independent Registered Public Accounting Firm

Important Tax Information (unaudited)

The following amount, or maximum amount allowable by law, is hereby designated as qualified dividend income for individuals for the fiscal year ended May 31, 2024:
Fund Name	Qualified Dividend Income
BlackRock Sustainable Advantage Large Cap Core Fund	$ 15,338,687
The Fund hereby designates the following amount, or maximum amount allowable by law, as capital gain dividends, subject to a long-term capital gains tax rate as noted below, for the fiscal year ended May 31, 2024:
Fund Name	20% Rate Long-Term Capital Gain Dividends
BlackRock Sustainable Advantage Large Cap Core Fund	$ 26,111,494
The Fund hereby designates the following amount, or maximum amount allowable by law, of distributions from direct federal obligation interest for the for the fiscal year ended May 31, 2024:
Fund Name	Federal Obligation Interest
BlackRock Sustainable Advantage Large Cap Core Fund	$ 27,840
The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.
The following percentage, or maximum percentage allowable by law, of ordinary income distributions paid during the fiscal year ended May 31, 2024 qualified for the dividends-received deduction for corporate shareholders:
Fund Name	Dividends-Received Deduction
BlackRock Sustainable Advantage Large Cap Core Fund	42.40%
The Fund hereby designates the following amount, or maximum amount allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended May 31, 2024:
Fund Name	Interest Dividends
BlackRock Sustainable Advantage Large Cap Core Fund	$ 191,075
The Fund hereby designate the following amounts, or maximum amounts allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended May 31, 2024:
Fund Name	Interest- Related Dividends
BlackRock Sustainable Advantage Large Cap Core Fund	$ 177,592

2024 BlackRock Annual Financial Statements

Additional Information

Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Compensation to the independent trustees of the Trust is paid by the Trust, on behalf of the Fund.
General Information
Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Fund may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Fund and does not, and is not intended to, incorporate BlackRock’s website in this report.
Electronic Delivery
Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.
To enroll in electronic delivery:
Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:
Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.
Shareholders Who Hold Accounts Directly with BlackRock:
1. Access the BlackRock website at blackrock.com
2. Select “Access Your Account”
3. Next, select “eDelivery” in the “Related Resources” box and follow the sign-up instructions.
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.
Additional Information

Additional Information (continued)

Fund and Service Providers
Investment Adviser and Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Accounting Agent and Custodian
State Street Bank and Trust Company
Boston, MA 02114
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Distributor
BlackRock Investments, LLC
New York, NY 10001
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02116
Legal Counsel
Sidley Austin LLP
New York, NY 10019
Address of the Fund
100 Bellevue Parkway
Wilmington, DE 19809

2024 BlackRock Annual Financial Statements

Disclosure of Investment Advisory Agreement

The Board of Trustees (the “Board,” the members of which are referred to as “Board Members”) of BlackRock Funds (the “Trust”) met on April 16, 2024 (the “April Meeting”) and May 16-17, 2024 (the “May Meeting”) to consider the approval to continue the investment advisory agreement (the “Agreement”) between the Trust, on behalf of BlackRock Sustainable Advantage Large Cap Core Fund (the “Fund”), and BlackRock Advisors, LLC (the “Manager” or “BlackRock”), the Fund’s investment advisor.
The Approval Process
Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the approval of the continuation of the Agreement for the Fund on an annual basis. The Board members who are not “interested persons” of the Trust, as defined in the 1940 Act, are considered independent Board members (the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed BlackRock’s various services to the Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members.  The Board had four quarterly meetings per year, each of which extended over a two-day period, as well as additional ad hoc meetings and executive sessions throughout the year, as needed.  The committees of the Board similarly met throughout the year.  The Board also had an additional one-day meeting to consider specific information regarding the renewal of the Agreement. In considering the renewal of the Agreement, the Board assessed, among other things, the nature, extent and quality of the services provided to the Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.
During the year, the Board, acting directly and through its committees, considered information that was relevant to its annual consideration of the renewal of the Agreement, including the services and support provided by BlackRock to the Fund and its shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. Among the matters the Board considered were:  (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, relevant benchmarks, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ investment performance analyses, and the reasons for any outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Fund for services; (c) Fund operating expenses and how BlackRock allocates expenses to the Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and the Fund’s adherence to applicable compliance policies and procedures; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as available; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock’s implementation of the Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.
Prior to and in preparation for the April Meeting, the Board received and reviewed materials specifically relating to the renewal of the Agreement. The Independent Board Members continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the Board to better assist its deliberations. The materials provided in connection with the April Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding the Fund’s fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of the Fund as compared with a peer group of funds (“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreement and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts, under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with the Fund; (g) a summary of aggregate amounts paid by the Fund to BlackRock; (h) sales and redemption data regarding the Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s and the Fund’s operations.
At the April Meeting, the Board reviewed materials relating to its consideration of the Agreement and the Independent Board Members presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the May Meeting, and such responses were reviewed by the Board Members.
At the May Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with the Fund; (d) the Fund’s fees and expenses compared to its Expense Peers; (e) the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Fund; and (g) other factors deemed relevant by the Board Members.
The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of Fund portfolio holdings.  The Board noted the willingness of BlackRock’s personnel to engage in open, candid discussions with the Board.  The Board evaluated the information available to it on a fund-by-fund basis.  The following paragraphs provide more information about some of the primary factors that were relevant to the Board’s decision.  The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.
Disclosure of Investment Advisory Agreement

Disclosure of Investment Advisory Agreement (continued)

A. Nature, Extent and Quality of the Services Provided by BlackRock
The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of the Fund.  Throughout the year, the Board compared Fund performance to the performance of a comparable group of mutual funds, relevant benchmarks, and performance metrics, as applicable.  The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers.  The Board also reviewed the materials provided by the Fund’s portfolio management team discussing the Fund’s performance, investment strategies and outlook.
The Board considered, among other factors, with respect to BlackRock: the experience of  the Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group.  The Board engaged in a review of BlackRock’s compensation structure with respect to the Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.
In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to the Fund.  BlackRock and its affiliates provide the Fund with certain administrative, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund.  In particular, BlackRock and its affiliates provide the Fund with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers including, among others, the Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing the Fund’s distribution partners, and shareholder call center and other services.  The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.  The Board considered the operation of BlackRock’s business continuity plans.
B.  The Investment Performance of the Fund
The Board, including the Independent Board Members, reviewed and considered the performance history of the Fund throughout the year and at the April Meeting.  In preparation for the April Meeting, the Board was provided with reports independently prepared by Broadridge, which included an analysis of the Fund’s performance as of December 31, 2023, as compared to its Performance Peers.  Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable.  In connection with its review, the Board received and reviewed information regarding the investment performance of the Fund as compared to its Performance Peers and the respective Morningstar Category (“Morningstar Category”). The Board and its Performance Oversight Committee regularly review and meet with Fund management to discuss the performance of the Fund throughout the year.
In evaluating performance, the Board focused particular attention on funds with less favorable performance records. The Board also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its Performance Peers (for example, the investment objectives and strategies).  Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results.  The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to disproportionately affect long-term performance.
The Board noted that for the one-, three- and five-year periods reported, the Fund ranked in the second, second and first quartiles, respectively, against its Morningstar Category. The Board noted that BlackRock believes that the Morningstar Category is an appropriate performance metric for the Fund, and that BlackRock has explained its rationale for this belief to the Board.
C.  Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by BlackRock and its Affiliates from their Relationship with the Fund
The Board, including the Independent Board Members, reviewed the Fund’s contractual management fee rate compared with those of its Expense Peers.  The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board also compared the Fund’s total expense ratio, as well as its actual management fee rate, to those of its Expense Peers.  The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers. The Board considered that the fee and expense information in the Broadridge report for the Fund reflected information for a specific period and that historical asset levels and expenses may differ from current levels, particularly in a period of market volatility. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).
The Board received and reviewed statements relating to BlackRock’s financial condition.  The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Fund. The Board reviewed BlackRock’s estimated profitability with respect to the Fund and other funds the Board currently oversees for the year ended December 31, 2023 compared to available aggregate estimated profitability data provided for the prior two years.  The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates.  The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability

2024 BlackRock Annual Financial Statements

Disclosure of Investment Advisory Agreement (continued)

analysis, noting the inherent limitations in allocating costs among various advisory products.  The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at the individual fund level is difficult.
The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available.  The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.
The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreement and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time and resources, assumption of risk, and liability profile in servicing the Fund, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.
The Board noted that the Fund’s contractual management fee rate ranked in the second quartile, and that the actual management fee rate and total expense ratio ranked in the second and first quartiles, respectively, relative to the Fund’s Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the Fund decreases below certain contractually specified levels. The Board further noted that BlackRock and the Board have contractually agreed to a cap on the Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis.
D.  Economies of Scale
The Board, including the Independent Board Members, considered the extent to which any economies of scale might benefit the Fund in a variety of ways as the assets of the Fund increase. The Board considered multiple factors, including the advisory fee rate and breakpoints, unitary fee structure, fee waivers and/or expense caps, as applicable. The Board considered the Fund’s asset levels and whether the current fee schedule was appropriate.
E.  Other Factors Deemed Relevant by the Board Members
The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with the Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Fund, including for administrative, distribution, securities lending and cash management services. With respect to securities lending, during the year the Board also considered information provided by independent third-party consultants related to the performance of each BlackRock affiliate as securities lending agent. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.
In connection with its consideration of the Agreement, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.
The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that the Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.
Conclusion
At the May Meeting, in a continuation of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board, including the Independent Board Members, unanimously approved the continuation of the Agreement between the Manager and the Trust, on behalf of the Fund, for a one-year term ending June 30, 2025. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreement were fair and reasonable and in the best interest of the Fund and its shareholders.  In arriving at its decision to approve the Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered.  The Independent Board Members were advised by independent legal counsel throughout the deliberative process.
Disclosure of Investment Advisory Agreement

Glossary of Terms Used in this Report

Portfolio Abbreviation
MSCI	Morgan Stanley Capital International
S&P	Standard & Poor’s

2024 BlackRock Annual Financial Statements

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Want to know more?
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This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Item 8 –	Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7

Item 9 –	Proxy Disclosures for Open-End Management Investment Companies – See Item 7

6

Item 10 –	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 –	Statement Regarding Basis for Approval of Investment Advisory Contract – See Item 7

Item 12 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 13 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 14 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 16 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 18 –	Recovery of Erroneously Awarded Compensation – Not Applicable

Item 19 –	Exhibits attached hereto

(a)(1) Code of Ethics – See Item 2

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable

(a)(3) Section 302 Certifications are attached.

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(5) Change in Registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached.

7

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock FundsSM

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock FundsSM

Date: July 24, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock FundsSM

Date: July 24, 2024

By:	/s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock FundsSM

Date: July 24, 2024

8